Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition

5. Revenue Recognition

Disaggregated Revenue

The following amounts relate to discontinued operations from our CMI VIE disposed of on December 31, 2021.

	For the Three Months Ended March 31,
	2022	2021
Types of Revenues:
Medical retail	$-	$1,130,504
Medical wholesale	-	556,310
Recreational wholesale	-	9,010
Total revenues	$-	$1,130,504

5. REVENUE RECOGNITION

Disaggregated Revenue

	For the Years Ended December 31,
	2021	2020
Types of Revenues:
Medical retail	$-	$11,200
Medical wholesale	-	700
Recreational wholesale	-	769,555
Total revenues	$-	$781,455